UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/01

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ameritas Investment Advisors, Inc.
Address:     5900 "O" Street
             Lincoln, NE  68510

Form 13F File Number: 28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William W. Lester
Title:  Senior Vice President - Investments and Treasurer
Phone:  (402) 467-6959

Signature, Place, and Date of Signing:

/s/ William W. Lester              Lincoln, NE                     5/04/01
---------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $249,050


List of Other Included Managers:

No.     13F File Number     Name

                                            FORM 13F INFORMATION TABLE


                             TITLE OF            VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER     VOTING  AUTHORITY
NAME OF ISSUER                CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------

ADC TELECOMMUNICATIONS, INC   COM    000886101   2239      264325    SH    DEFINED 01             264325
AES CORPORATION               COM    00130H105   2834       56730    SH    DEFINED 01              56730
ABBOTT LABORATORIES           COM    002824100   1995       42275    SH    DEFINED 01              42275
ALCOA INC                     COM    013817101    277        7700    SH    DEFINED 01               7700
ALLTEL CORP                   COM    020039103   3462       66000    SH    DEFINED 01              66000
AMERICA ONLINE                COM    02364J104   1205       30000    SH    DEFINED 01              30000
AMERICAN INTERNATIONAL GROUP  COM    026874107   1004       12477    SH    DEFINED 01              12477
AMERUS GROUP CO               COM    03072M108   3946      130000    SH    DEFINED 01             130000
ANHEUSER-BUSCH CO             COM    035229103    743       16166    SH    DEFINED 01              16166
APACHE CORP                   COM    037411105   2881       50000    SH    DEFINED 01              50000
AUTOMATIC DATA PROCESSING INC COM    053015103   5419       99650    SH    DEFINED 01              99650
BARR LABORATORIES INC.        COM    068306109   7586      132695    SH    DEFINED 01             132695
BAXTER INTERNATIONAL INC      COM    071813109   3766       40000    SH    DEFINED 01              40000
CVS CORP                      COM    126650100   6096      104225    SH    DEFINED 01             104225
CALVERT                       COM    131582751   3625      334450    SH    DEFINED 01             334450
CALVERT                       COM    131618746    784      133333    SH    DEFINED 01             133333
CISCO SYSTEMS INC             COM    17275R102   2230      141594    SH    DEFINED 01             141594
CITIGROUP INC                 COM    172967101   8261      183663    SH    DEFINED 01             183663
CLOROX CO                     COM    189054109   4111      130715    SH    DEFINED 01             130715
COMPAQ COMPUTER CORP          COM    204493100    237       13024    SH    DEFINED 01              13024
CONAGRA FOODS INC             COM    205887102    532       29150    SH    DEFINED 01              29150
CORNING INC                   COM    219350105   2586      124975    SH    DEFINED 01             124975
CROWN CASTLE INT'L CORP       COM    228227104   1445       97524    SH    DEFINED 01              97524
DELTA & PINE LD CO            COM    247357106    562       23307    SH    DEFINED 01              23307
E.PIPHANY INC                 COM    26881V100    708       60919    SH    DEFINED 01              60919
ENRON CORP                    COM    293561106    691       11900    SH    DEFINED 01              11900
ERICSSON (LM) TELEPHONE AB    COM    294821400   2393      427725    SH    DEFINED 01             427725
EXXON MOBIL CORP              COM    30231G102   1458       18000    SH    DEFINED 01              18000
FREDDIE MAC                   COM    313400301   6524      100640    SH    DEFINED 01             100640
FANNIE MAE                    COM    313586109    261        3275    SH    DEFINED 01               3275
FIRST DATA CORP               COM    319963104   5954       99714    SH    DEFINED 01              99714
FLEET BOSTON CORP             COM    339030108   4932      130656    SH    DEFINED 01             130656
GANNETT COMPANY               COM    364730101    264        4425    SH    DEFINED 01               4425
GENERAL ELECTRIC CO           COM    369604103   8172      195215    SH    DEFINED 01             195215
GILLETTE COMPANY              COM    375766102   4098      131465    SH    DEFINED 01             131465
GLAXOSMITHKLINE PLC-ADS       COM    37733W105   4282       81882    SH    DEFINED 01              81882
GOLDMAN SACHS MONEY MARKET    COM    381423MM1   1455     1454973    SH    DEFINED 01            1454973
HEWLETT PACKARD               COM    428236103   3462      110715    SH    DEFINED 01             110715
IMS HEALTH INC                COM    449934108   1494       60000    SH    DEFINED 01              60000
INTEL CORP                    COM    458140100    436       16585    SH    DEFINED 01              16585
JOHNSON & JOHNSON             COM    478160104   4732       54100    SH    DEFINED 01              54100
JOS A BANK CLOTHIER INC       COM    480838101    230       40000    SH    DEFINED 01              40000
LEGGETT & PLATT INC           COM    524660107   1538       80000    SH    DEFINED 01              80000
LEVEL 3 COMMUNICATIONS        COM    52729N100   1735      100210    SH    DEFINED 01             100210
MCDONALDS CORP                COM    580135101   2630       99054    SH    DEFINED 01              99054
MCLEODUSA INC                 COM    582266102   4376      503650    SH    DEFINED 01             503650
MELLON FINANCIAL CORPORATION  COM    58551A108   8137      200820    SH    DEFINED 01             200820
MICROSOFT CORP                COM    594918104   4073       74555    SH    DEFINED 01              74555
MORGAN STANLEY                COM    61744J416   5973      589588    SH    DEFINED 01             589588
NOBLE AFFILIATES INC          COM    654894104   1285       30795    SH    DEFINED 01              30795
PEPSICO INC                   COM    713448108   6973      158650    SH    DEFINED 01             158650
 PFIZER INC.                  COM    717081103   4824      117803    SH    DEFINED 01             117803
POTOMAC ELECTRIC POWER CO     PFD    737679209    371       10000    SH    DEFINED 01              10000
QWEST COMMUNICATIONS INTL     COM    749121109   3249       92708    SH    DEFINED 01              92708
ROGERS COMMUNICATIONS         COM    775109200   2855      192400    SH    DEFINED 01             192400
ROYAL DUTCH PETROLEUM         COM    780257804   4103       74010    SH    DEFINED 01              74010
S&P 500 DEPOSITARY RECEIPTS   COM    78462F103   5082       43800    SH    DEFINED 01              43800
SOUTH CAROLINA ELEC & GAS CO  COM    8370042*0    268        8117    SH    DEFINED 01               8117
SPRINT CORP                   COM    852061100    235       10700    SH    DEFINED 01              10700
SPRINT FON GROUP              COM    852061506    554       29154    SH    DEFINED 01              29154
STILWELL FINL INC             COM    860831106    273       10190    SH    DEFINED 01              10190
SUN MICROSYSTEMS              COM    866810104   1825      118800    SH    DEFINED 01             118800
TEXAS INSTRUMENTS             COM    882508104   3361      108500    SH    DEFINED 01             108500
US BANCORP                    COM    902973304   2209       95208    SH    DEFINED 01              95208
WAL-MART STORES INC           COM    931142103   6715      132975    SH    DEFINED 01             132975
WALGREEN CO                   COM    931422109    498       12195    SH    DEFINED 01              12195
WELLS FARGO COMPANY           COM    949746101   8705      175972    SH    DEFINED 01             175972
WORLDCOM INC                  COM    98157D106    542       29086    SH    DEFINED 01              29086
XCEL ENERGY INC               COM    98389B100    643       21348    SH    DEFINED 01              21348
                                               202403     8386455